COVID -19	12 Months Ended
Dec. 31, 2020
COVID -19
COVID -19

21. COVID -19

The outbreak of a novel strain of the coronavirus, specifically identified as “COVID-19”, has spread globally. COVID-19 is a virus causing potentially deadly respiratory tract infections and has impacted the global economy. In March 2020, the World Health Organization declared COVID-19 a pandemic. The outbreak led to certain impact to the operation of the Group’s business especially the delay or cancellation of offline events and offline training as well as the curtailment of advertising expenditures by certain customers, which adversely affected the financial results of the Group, including but not limited to negative impact to the Company’s total revenues and slower collection of receivables, additional allowance for doubtful accounts and impairment to the Company’s long-term assets. The business and financial position of certain of the Group’s customers were also affected.

Relaxation of restrictions on economic and social life may lead to new cases which may lead to the re-imposition of restrictions. However, the Group will pay close attention to the development of the COVID-19 pandemic and continue to evaluate the nature and extent of the impact to the Group’s financial condition.